Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Troubled Debt Restructurings of Financing Receivables (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	¥ 18,487	¥ 14,242	¥ 24,002
Post-modification outstanding recorded investment	16,678	11,471	19,776
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	7,977	8,761	9,279
Post-modification outstanding recorded investment	6,171	6,152	6,727
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	10	15	34
Post-modification outstanding recorded investment	4	6	23
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	1,536	1,385	1,677
Post-modification outstanding recorded investment	1,312	1,072	1,261
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	6,431	7,361	7,568
Post-modification outstanding recorded investment	4,855	5,074	5,443
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	10,510	5,481	14,723
Post-modification outstanding recorded investment	10,507	5,319	13,049
Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	231
Post-modification outstanding recorded investment	230
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment			111
Post-modification outstanding recorded investment			111
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment			38
Post-modification outstanding recorded investment			38
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Pre-modification outstanding recorded investment	10,279	5,481	14,574
Post-modification outstanding recorded investment	¥ 10,277	¥ 5,319	¥ 12,900